February 5, 1998



   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549

        Re:  Concorde Funds, Inc.
             File No. 33-17423 and 811-5339
             Rule 497(j) Certification

   Ladies & Gentlemen:

             The undersigned officer of Concorde Funds, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 13 to Form N-1A Registration Statement filed by the Fund on January 30, 1998, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 13 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 30, 1998.

                                      Very truly yours,

                                      CONCORDE FUNDS, INC.



                                      By:  /s/  John A. Stetter
                                           John A. Stetter
                                           Secretary